AMERICAN GENERAL LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT D
                        WM STRATEGIC ASSET MANAGER
     FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY
                                CONTRACTS
                     SUPPLEMENT DATED JULY 14, 1999
                                   TO
                     PROSPECTUS DATED APRIL 30, 1999

Effective July 1, 1999, American General Life Insurance Company ("AGL") is updating information in the Portfolio and Underlying
Fund Expenses and the Examples that follow. In addition, Effective July 12, 1999, WM Funds Distributor, Inc., the distributor of shares of each Series of the Trust has become distributor of the Contracts. Prior to July 12, 1999, WM Fund Services, Inc., was distributor of the Contracts.

1. On page 6, page 7, and the first paragraph of page 8, please delete all of the information beginning with the section entitled "PORTFOLIO AND UNDERLYING FUND EXPENSES" and insert in its place the following:

                 PORTFOLIO AND UNDERLYING FUND EXPENSES

THE SERIES' ANNUAL EXPENSES (as a percentage of average net assets) Annual Operating Expenses of the Portfolios and of the Funds (as a percentage of average net assets)

                                                           Annual
                                                          Expenses
                                                          After Fee
                                       Other Expenses      Waivers,
                                           After       Reimbursements
                     Management Fees   Reimbursements        and
Portfolios           After Waivers(1)  and Credits (1)  Credits (1,2)

Strategic Growth
   Portfolio              0.00%            0.35%            0.35%
Conservative Growth
   Portfolio              0.00%            0.35%            0.35%
Balanced Portfolio        0.00%            0.35%            0.35%
Flexible Income
   Portfolio              0.00%            0.35%            0.35%
Income Portfolio          0.00%            0.35%            0.35%

Funds

Money Market Fund         0.44%            0.31%            0.75%
Short Term High
   Quality Bond Fund      0.50%            0.39%            0.89%
U.S. Government
   Securities Fund        0.50%            0.29%            0.79%
Income Fund               0.50%            0.31%            0.81%
Bond & Stock Fund         0.00%            1.50%            1.50%
Growth & Income Fund      0.80%            0.26%            1.06%
Northwest Fund            0.00%            1.50%            1.50%
Growth Fund               0.88%            0.28%            1.16%


Emerging Growth Fund      0.88%            0.31%            1.19%
International Growth
   Fund                   0.81%            0.55%            1.36%

     (1) Management Fees, Other Expenses and Annual Expenses are based on 1998 operating experience, restated to reflect current fees, voluntary fee waivers, and expense reimbursements. Other Expenses and Annual Expenses are estimated for the current fiscal year for each of the Income Portfolio, Bond & Stock Fund, and Northwest Fund because they had less than 10 months of operating experience during 1998. Management Fees and Annual Expenses reflect fee reductions implemented July 1, 1999 for each of the Money Market Fund, U.S. Government Securities Fund, and Income Fund. Absent voluntary waivers, Management Fees would have been 0.10% for each of the Portfolios and 0.45%, 0.63%, 0.63% and 0.93% for the Money Market Fund, Bond & Stock Fund, Northwest Fund, and International Growth Fund, respectively. Absent reimbursements and credits allowed by the custodian, Other Expenses would have been 0.70%, 0.47%, 0.44%, 1.41%, 5.27%, 1.86%
     and 2.13% for the Strategic Growth Portfolio, Conservative Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Bond
     & Stock Fund, and Northwest Fund, respectively. Absent fee waivers, expense reimbursements and credits allowed by the custodian, Annual Expenses would have been 0.80%, 0.57%, 0.54%, 1.51%, 5.37%, 0.76%, 0.89%, 0.79%, 0.81%, 2.49%, 1.06%, 2.76%,
     1.17%, 1.20%, and 1.48% for the Strategic Growth Portfolio, Conservative Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Income Portfolio, Money Market Fund, Short
     Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Bond & Stock Fund, Growth & Income Fund,
     Northwest Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund, respectively.

     (2) The Annual Expenses of the Portfolios, combined with the Annual Expenses of the underlying Funds are shown under "Annual Expenses of the Portfolios and Underlying Funds
     Combined," immediately following.

     ANNUAL EXPENSES OF THE PORTFOLIOS AND UNDERLYING FUNDS COMBINED

     Each Portfolio will invest in Funds of the Trust and in the WM High Yield Fund (a series of WM Trust I). You will indirectly bear certain expenses associated with those Funds. The chart below shows estimated combined annual expenses for each Portfolio and the Funds in which that Portfolio may invest. The expenses are based upon estimated expenses of each Portfolio and underlying Fund for the fiscal year ended December 31, 1998, restated to reflect current expenses and voluntary waivers. Please refer to the Trust prospectus for more details.

     The estimates assume a constant allocation of each Portfolio's assets among the Funds identical to such Portfolio's actual allocation at December 31, 1998.


                                                  Combined
               Portfolios                         Annual Expenses (3)
               Strategic Growth Portfolio         1.51%
               Conservative Growth Portfolio      1.48%
               Balanced Portfolio                 1.40%
               Flexible Income Portfolio          1.07%
               Income Portfolio                   1.12%

      (3)Absent Portfolio and underlying Fund fee waivers, expense reimbursements and credits allowed by the custodian, the combined annual expenses for each Portfolio are estimated to be: Strategic Growth Portfolio, 2.10%; Conservative Growth Portfolio, 1.78%; Balanced Portfolio, 1.63%; Flexible Income Portfolio, 2.26%; Income Portfolio, 6.23%.

Example The following expenses (1) would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender Charge)(2), and if you assume a 5% annual return on assets:


If all amounts are
invested in one of
the following Series     1 year     3 years   5 years(3)  10 years (3)
Strategic Growth
   Portfolio               $82        $103      $135        $214
Conservative Growth
   Portfolio               $82        $103      $135        $214
Balanced Portfolio         $82        $103      $135        $214
Flexible Income
   Portfolio               $82        $103      $135        $214
Income Portfolio           $82        $103       N/A         N/A
Money Market Fund          $86        $115      $156        $256
Short Term High
   Quality Bond Fund       $87        $119      $163        $270
U.S. Government
   Securities Fund         $86        $116      $158        $260
Income Fund                $86        $117      $159        $262
Bond & Stock Fund          $93        $137       N/A         N/A
Growth & Income Fund       $89        $124      $171        $287
Northwest Fund             $93        $137       N/A         N/A
Growth Fund                $90        $127      $176        $297
Emerging Growth Fund       $90        $128      $178        $300
International Growth
   Fund                    $92        $133      $186        $316

Example   The following expenses (1) would apply to a $1,000
investment at the end of the applicable time period, if you do not surrender your Contract (or if you annuitize under circumstances where a surrender charge is not payable) (2), and if you assume a 5% annual return on assets:


If all amounts are
invested in one of
the following Series     1 year     3 years   5 years(3)  10 years (3)


Strategic Growth
   Portfolio               $19        $58       $ 99        $214
Conservative Growth
   Portfolio               $19        $58       $ 99        $214
Balanced Portfolio         $19        $58       $ 99        $214
Flexible Income
   Portfolio               $19        $58       $ 99        $214
Income Portfolio           $19        $58        N/A         N/A
Money Market Fund          $23        $70       $120        $256
Short Term High
   Quality Bond Fund       $24        $74       $127        $270
U.S. Government
   Securities Fund         $23        $71       $122        $260
Income Fund                $23        $72       $123        $262
Bond & Stock Fund          $30        $92        N/A         N/A
Growth & Income Fund       $26        $79       $135        $287
Northwest Fund             $30        $92        N/A         N/A
Growth Fund                $27        $82       $140        $297
Emerging Growth Fund       $27        $83       $142        $300
International Growth
   Fund                    $29        $88       $150        $316

___________
(1) The Examples use the current combined annual expenses for the Portfolios (except for the Income Portfolio, for which expenses are estimated), which invest in underlying Funds and use current expenses for the Funds (except for the Bond & Stock and Northwest Funds, for which expenses are estimated), which do not invest in other Funds of the Trust.

(2) See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.

(3) "N/A" indicates that SEC rules require that the Income Portfolio, the Bond & Stock Fund and the Northwest Fund complete the Examples for only the one and three year period.

The examples are not a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The examples assume an estimated average Account Value of $40,000 for each of the Divisions.


2. On pages 13, 16 and 35, please delete each reference to "WM Fund Services, Inc.," and insert in its place "WM Funds Distributor, Inc."